Other provisions (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Provisions, Current	$ 2,500,727	$ 2,656,140
Provisions, Non-current	217,572	379,958
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Provisions, Current	256,669	253,757
Provisions, Non-current	68,662	242,545
Miscellaneous other provisions [member]
IfrsStatementLineItems [Line Items]
Provisions, Current	2,244,058	2,402,383
Provisions, Non-current	$ 148,910	$ 137,413